Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance	$ 300
Sales tax receivable	8,832
Income tax receivable	2,508
Other receivables	164
Other	5,323
Prepaid expenses and other current assets	$ 17,127	$ 16,511
Predecessor
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance				$ 1,394	$ 12,000
Sales tax receivable				8,203	7,846
Income tax receivable				5,398	278
Other receivables				734	1,468
Other				6,377	4,301
Prepaid expenses and other current assets			$ 16,511	$ 22,106	$ 25,893